Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.00%	2.52%	2.63%
Weighted average expected option life	5 years 3 months 18 days	6 years	6 years
Estimated volatility	53.70%	49.70%	42.63%
Average dividend yield